DWS Enhanced Commodity Strategy Fund Annual Fund Operating Expenses - DWS Enhanced Commodity Strategy Fund	Jun. 15, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	1.10%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.85%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.85%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.85%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.95%